Shareholders' Capital (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 23, 2019	Dec. 31, 2016
Amount
Shareholders’ capital		$ 16,546.9	$ 16,489.6		$ 16,400.2
Shareholders’ capital
Number of shares
Common shares, beginning of year (in shares)		545,794,384	541,742,592
Issued on redemption of restricted stock (in shares)		4,357,177	4,051,792
Common shares, end of year (in shares)		550,151,561	545,794,384
Amount
Common shares, beginning of year		$ 16,745.7	$ 16,656.1
Reclassified to current		57.3	89.6
Common shares, end of year		16,803.0	16,745.7
Cumulative share issue costs, net of tax		(256.1)	(256.1)
Shareholders’ capital		$ 16,546.9	$ 16,489.6
Subsequent Event
Number of shares
Number of shares authorized for repurchase (in shares)				38,424,678
Amount
Number of shares purchased, for cancellation (in shares)	1,284,400
Reduction of issued capital	$ 5.0